UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Asset Management Income Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2009 to June 30, 2009

Item 1. Reports to Stockholders.

Credit Suisse Asset Management
Income Fund, Inc.
Eleven Madison Avenue
New York, NY 10010

Directors

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Steven Rappaport

Officers

George Hornig

Chief Executive Officer and President

Martha B. Metcalf

Chief Investment Officer

J. Kevin Gao

Chief Legal Officer, Senior Vice President
and Secretary

Emidio Morizio

Chief Compliance Officer

Michael A. Pignataro

Chief Financial Officer

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator and Custodian

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3078

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

Credit Suisse Asset Management
Income Fund, Inc.

SEMIANNUAL REPORT
June 30, 2009
(unaudited)

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report

June 30, 2009 (unaudited)

July 31, 2009

Dear Shareholder:

Performance Summary

1/1/09 – 6/30/09

Fund & Benchmark	Performance
Total Return (based on NAV)[1]	28.96%
Total Return (based on market value)[1]	32.06%
Merrill Lynch US High Yield Master II Constrained Index[2]	29.88%

Market Review: A Slow Start, but Trending Upward

For the six-month period ended June 30, 2009, the high yield bond market trended higher. A combination of positive sentiment, better than expected economic news, and high yield mutual fund inflows helped the Merrill Lynch US High Yield Constrained Index gain 29.88%. Additionally, for the time period, high yield spreads tightened 745 basis points versus the Treasury to end the period at 1,038 basis points, while yields ended June at 13.06%.

Against this strong performance backdrop, a number of market indicators signaled that credit fundamentals remained under pressure. Default rates, as reported by Moody's Investor Services, continued to rise — ending June at 10.1%. Additionally, according to JP Morgan, five companies either defaulted or missed coupon payments during June alone. However, the pace of defaults has slowed from the previous average of 14 defaults per month for the prior six-month period. Similarly, Merrill Lynch's distress ratio (defined as the proportion of bonds trading at over 1,000 basis points over U.S. Treasuries) continued to improve, ending the period at 40.8% (down from its recent high of 83.6% in November 2008).

AMG Data Services reported that high yield mutual funds experienced positive flows for 15 of the last 16 weeks of the period. On a year-to-date basis, inflows have totaled almost $12 billion.

The new issue market began the year slowly, with only $10 billion in high yield debt issued during the first quarter. As the year progressed, however, activity picked up, and according to Merrill Lynch, more than $51 billion in high yield debt was issued in the second quarter. In addition, there has been a material increase in diversity among issuers — with lower rated and more cyclical companies able to access the market for the first time since summer of 2008.

Strategic Review and Outlook: Fundamental Backdrop Remains Challenging

For the six-month period ended June 30, 2009, the Fund was in line with the benchmark on an NAV basis and outperformed its benchmark on a market-price basis. Superior security selection in printing and publishing, packaging, aerospace and defense and gaming contributed positively to relative returns. Conversely, an underweight to automotive as well as an underweight to financials (due to an influx of downgraded securities that recently entered the High Yield Universe) hurt relative returns.

Despite the recent strength in the high yield market, the fundamental backdrop remains challenging. The new issue market has made capital available to a broader selection of issuers, but credit conditions remain tight and recent economic indicators have been mixed. For example, consumer confidence increased from 25.3 in February to 49.3 in June, while the unemployment rate continued to climb to 9.5%. Additionally, although we believe recent

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2009 (unaudited)

government policy initiatives should ultimately stabilize the financial markets and the broader global economy, we expect conditions to stay volatile as liquidity remains limited and the recovery continues.

Martha Metcalf Chief Investment Officer*	George Hornig Chief Exective Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

International investing entails special risk considerations, including currency fluctuations, lower liquidity, economic and political risks, and differences in accounting methods; these risks are generally heightened for emerging-market investments. The Fund may involve a greater degree of risk than other funds that invest in larger, more developed markets.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

1  Assuming reinvestment of dividends of $0.15 per share.

2  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below-investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Any individual issuer is capped at 2%. Investors cannot invest directly in an index.

*  Martha B. Metcalf is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and head of the U.S. High Yield Management Team. She has served in these capacities since 2005. From 2000 until 2005, she was a Managing Director and Portfolio Manager of Global High Yield bonds, and head of a global high yield business with responsibility for total return, as well as structured portfolios at Invesco. Prior to her tenure at Invesco, Ms. Metcalf served for over 10 years at JPMorgan Investment Management, where she was Vice President and Portfolio Manager for High Yield Corporate bonds.

**  George Hornig is a Managing Director of Credit Suisse. He is the Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas. Mr. Hornig has been associated with Credit Suisse since 1999.

Credit Suisse Asset Management Income Fund, Inc.

Semiannual Investment Adviser's Report (continued)

June 30, 2009 (unaudited)

Top Ten Holdings

(% of net assets as of 6/30/09)

Security Description

1.	Texas Competitive Electric Holdings Co. 10.250% 11/01/15	1.42%
2.	General Motors Acceptance Corp. 7.250% 03/02/11	1.25%
3.	Nextel Communications, Inc 5.950% 03/15/14	1.20%
4.	Intelsat Corp. 9.250% 08/15/14	1.06%
5.	Sprint Nextel Corp. 6.000% 12/01/16	1.05%
6.	Tenet Healthcare Corp. 8.875% 07/01/19	1.04%
7.	HCA, Inc. 9.250% 11/15/16	1.02%
8.	Ford Motor Credit Co. LLC 7.000% 10/01/13	0.91%
9.	Qwest Communications Crop 7.500% 02/15/14	0.78%
10.	El Paso Performance-Linked Trust 7.250% 06/01/18	0.74%

Credit Quality Breakdown*

(% of total investments as of 6/30/09)

S&P Ratings

BBB	1.4%
BB	26.5
B	40.5
CCC	21.3
CC	1.2
C	0.3
D	3.3
NR	2.3
Subtotal	96.8
Equities and Other	3.2
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Asset Management Income Fund, Inc.

Average Annual Returns

June 30, 2009 (unaudited)

	1 Year	3 Years	5 Years	10 Years
Net Asset Value (NAV)	(4.73)%	1.10%	3.70%	2.08%
Market Value	0.21%	0.64%	3.08%	1.20%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 1-800-293-1232.

The annualized gross and net expense ratios are 0.72%.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (87.6%)
Aerospace & Defense (1.0%)
$800	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$756,000
1,200	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(CCC-, Caa3)	04/01/15	8.500	624,000
475	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(CCC-, Ca)	04/01/17	9.750	201,875
					1,581,875
Agriculture (0.4%)
625	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00) ‡	(B-, B3)	11/01/11	11.000	578,125
Auto Loans (1.9%)
750	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	712,553
1,725	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	1,388,151
425	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	08/10/11	9.875	393,326
525	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	401,893
					2,895,923
Auto Parts & Equipment (2.2%)
675	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	653,062
500	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Ca)	03/01/17	7.875	157,500
800	American Tire Distributors, Inc., Global Company Guarnteed Notes (Callable 04/01/10 @ $102.69)	(CCC+, Caa1)	04/01/13	10.750	659,000
240	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25) ø	(D, C)	12/01/13	8.500	63,600
800	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC, Caa1)	08/15/14	10.000	628,000
375	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(CCC, Caa2)	11/15/14	8.625	271,875
737	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	733,315
150	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	152,250
					3,318,602
Banks (3.0%)
750	CIT Group, Inc., Senior Unsecured Notes #	(BB-, Ba2)	02/13/12	1.170	442,806
1,400	CIT Group, Inc., Senior Unsecured Notes	(BB-, Ba2)	02/13/12	5.400	952,666
2,073	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, Ca)	03/02/11	7.250	1,917,525
474	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, Ca)	04/01/11	6.000	419,490
47	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, Ca)	12/15/11	6.000	40,655
65	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, Ca)	12/31/13	7.500	51,025
933	GMAC LLC, Rule 144A, Company Guaranteed Notes ‡	(CCC, Ca)	12/01/14	6.750	741,735
78	GMAC LLC, Rule 144A, Subordinated Notes ‡	(CC, Ca)	12/31/18	8.000	50,310
					4,616,212
Beverages (0.5%)
225	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	12/15/14	8.375	226,688
525	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	488,250
					714,938
Brokerage (0.3%)
175	E*TRADE Financial Corp., Global Senior Notes (Callable 07/20/09 @ $102.00)	(CC, B3)	06/15/11	8.000	205,625
315	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(CCC-, B3)	12/01/15	7.875	250,425
					456,050
Building & Construction (1.3%)
468	Ashton Woods Finance Co., Rule 144A, Senior Subordinated Notes (Callable 02/24/14 @ $105.50) +‡	(NR, NR)	06/30/15	0.000	88,920
150	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	141,188
500	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(D, Caa2)	01/15/16	6.250	252,500
800	Meritage Homes Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.13)	(B+, B1)	03/15/15	6.250	632,000
925	Standard Pacific Corp., Company Guaranteed Notes	(CCC-, Caa1)	04/01/14	6.250	656,750
250	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(CC, Caa3)	02/15/14	7.500	85,000
350	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 12/15/09 @ $101.91)	(CC, Caa3)	12/15/12	7.625	119,000
					1,975,358

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Building Materials (1.6%)
$750	AMH Holdings Inc., Global Senior Discount Notes (Callable 03/01/10 @ $103.75)	(CCC-, Caa2)	03/01/14	11.250	$333,750
575	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	514,625
825	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B-, Caa1)	07/01/13	10.500	466,125
300	Dayton Superior Corp., Company Guaranteed Notes ø	(D, Caa3)	06/15/09	13.000	120,750
325	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, Ba3)	11/01/11	9.000	323,375
250	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/09 @ $102.44)	(CCC+, Caa1)	09/01/12	9.750	235,000
475	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CC, Caa3)	09/01/14	8.500	137,750
750	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) +	(C, Ca)	03/01/14	0.000	63,750
500	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(CCC, Caa1)	06/15/13	11.750	325,000
					2,520,125
Chemicals (2.3%)
275	Chemtura Corp., Company Guaranteed Notes ø	(D, NR)	06/01/16	6.875	200,750
650	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B-, B2)	11/15/14	0.000	586,625
425	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(C, Ca)	12/01/14	9.750	191,250
461	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25) ‡	(C, B3)	06/15/14	12.500	368,500
175	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B2)	11/15/13	9.000	243,009
800	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/10 @ $103.00)	(B, B2)	02/01/14	9.000	788,000
750	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	633,750
750	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50) ‡	(CCC+, Caa2)	08/15/14	9.000	266,250
200	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	183,750
					3,461,884
Computer Hardware (0.5%)
500	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	388,750
325	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00) ‡	(BB+, Ba1)	05/01/14	10.000	336,781
					725,531
Consumer Products (1.4%)
650	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56) ‡	(CCC-, Caa2)	10/01/12	10.250	474,500
200	American Achievement Corp., Rule 144A, Company Guaranteed Notes ‡	(CCC+, B2)	04/01/12	8.250	188,000
825	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	701,250
225	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	198,000
594	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $100.00)	(B-, B3)	04/15/12	9.250	591,030
					2,152,780
Diversified Capital Goods (2.8%)
425	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	425,000
375	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62) ‡	(B+, Ba2)	06/15/19	9.250	365,156
725	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	588,156
575	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/09 @ $101.00) #‡	(B, B2)	12/15/13	4.504	452,094
475	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(CCC+, Caa1)	06/01/17	7.375	352,688
525	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, Caa2)	08/01/14	9.500	451,500
450	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	425,250
625	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	568,750
694	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B-, Caa1)	06/15/12	9.875	600,310
					4,228,904
Electric - Generation (6.2%)
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	06/01/15	7.500	167,750
1,000	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B3)	05/01/16	8.375	852,500
1,075	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B2)	05/15/17	7.000	830,437
1,050	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B2)	05/15/19	7.200	787,500
1,200	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	954,000
268	Mirant Mid Atlantic LLC, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	266,346
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	189,000

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Generation
$425	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(BB-, B1)	02/01/16	7.375	$403,219
400	RRI Energy, Inc., Senior Unsecured Notes	(B+, B2)	06/15/14	7.625	368,000
3,450	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	2,164,875
1,300	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	815,750
1,000	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	935,000
200	The AES Corp., Rule 144A, Senior Unsecured Notes ‡	(BB-, B1)	04/15/16	9.750	203,500
550	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	523,875
					9,461,752
Electronics (1.5%)
475	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/10 @ $101.29)	(B+, B2)	05/15/13	7.750	437,594
68	Ampex Corp., Rule 144A, Secured Notes ^‡	(NR, NR)	09/30/09	12.000	66,389
700	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/11 @ $105.06)	(CCC, Caa3)	12/15/16	10.125	241,500
175	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	158,375
675	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	526,500
150	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	110,062
775	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	693,625
					2,234,045
Energy - Exploration & Production (5.3%)
475	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	409,688
600	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	07/15/13	7.625	573,000
175	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	153,125
1,175	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	1,042,812
425	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	438,812
650	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	560,625
300	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	270,000
600	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50) ‡	(BB-, B3)	06/01/16	9.000	525,000
550	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	459,250
425	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ 105.19)	(BB-, B2)	06/15/16	10.375	434,563
925	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)	(B, B3)	06/01/15	7.875	860,250
325	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	286,115
625	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	587,500
350	Range Resources Corp., Company Guaranteed Notes (Callable 10/01/12 @ $103.75)	(BB, Ba3)	10/01/17	7.500	334,250
550	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	349,250
525	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(B+, B3)	06/01/17	7.125	372,750
450	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB-, B1)	02/01/14	7.000	419,625
					8,076,615
Environmental (0.6%)
1,000	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17)	(B-, Caa1)	04/15/14	9.500	947,500
Food & Drug Retailers (1.4%)
1,200	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	1,026,000
350	Ingles Markets, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.44) ‡	(BB-, B1)	05/15/17	8.875	345,625
425	Rite Aid Corp., Rule 144A, Senior Secured Notes (Callable Notes 06/12/13 @ $104.88) ‡	(B+, B3)	06/12/16	9.750	427,125
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	48,250
325	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(B+, B2)	06/15/12	8.125	321,750
					2,168,750
Food - Wholesale (0.4%)
250	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/09 @ $103.75)	(B-, Caa2)	11/01/14	7.500	211,250
75	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/11	8.875	73,500
375	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes ‡	(BB-, Ba3)	07/15/14	10.000	372,188
					656,938

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Forestry & Paper (1.9%)
$313	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, Caa1)	10/15/14	7.125	$166,672
700	Cellu Tissue Holdings, Inc., Global Secured Notes	(B, B2)	03/15/10	9.750	703,500
475	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	446,500
200	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡	(BB-, Ba3)	01/15/17	7.125	187,000
450	Georgia-Pacific LLC Rule 144A, Company Guaranteed Notes (Callable 05/01/13 @ $104.13) ‡	(BB-, Ba3)	05/01/16	8.250	438,750
375	Newark Group, Inc., Global Senior Unsecured Notes (Callable 03/15/10 @ $103.25) ø	(D, C)	03/15/14	9.750	9,844
450	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/10 @ $103.00)	(CCC, Caa3)	05/01/13	12.000	128,250
350	NewPage Corp., Global Senior Secured Notes (Callable 05/01/10 @ $103.00)	(CCC+, Caa2)	05/01/12	10.000	169,750
1,000	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40) ø	(D, NR)	07/01/12	8.375	387,500
75	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B-, B2)	08/01/14	9.125	35,250
675	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC, Caa1)	08/01/16	11.375	192,375
					2,865,391
Gaming (4.5%)
775	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69) ‡	(NR, Caa3)	12/15/14	9.375	112,375
125	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	03/15/10	7.875	115,000
1,225	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	1,022,875
775	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(CCC, Caa3)	08/01/13	8.000	538,625
140	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(B, B1)	11/15/19	7.250	80,500
375	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50) ‡	(B, B3)	05/01/15	13.875	347,813
375	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ø‡	(NR, NR)	06/15/15	11.000	15,938
650	Harrahs Escrow Corp., Rule 144A, Senior Secured Notes (Callable 06/01/13 @ $105.62) ‡	(B, Caa1)	06/01/17	11.250	617,500
125	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/10 @ $100.00) ø	(D, NR)	06/01/12	8.125	625
475	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00) ø	(D, Ca)	11/15/10	12.000	192,375
825	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	688,875
625	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00) ø	(D, Caa3)	10/15/10	9.500	381,250
850	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25) ‡	(B+, B3)	11/15/15	8.500	429,250
550	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	04/01/16	6.875	361,625
725	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	06/01/16	7.500	473,969
150	MGM Mirage, Inc., Company Guaranteed Notes	(CCC+, Caa2)	01/15/17	7.625	97,875
650	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56) ‡	(B, B1)	11/15/17	11.125	692,250
350	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) ‡	(B, B3)	04/30/14	7.750	358,377
435	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81) ø	(NR, NR)	12/15/14	9.625	5,981
475	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56) ‡	(B+, B1)	09/15/14	9.125	407,312
					6,940,390
Gas Distribution (2.9%)
600	Amerigas Partners LP, Global Senior Unsecured Notes (Callable 05/20/10 @ $103.63)	(NR, Ba3)	05/20/15	7.250	565,500
725	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	673,007
1,150	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes ‡	(BB, Ba3)	07/15/11	7.750	1,134,345
525	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	502,687
200	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 12/15/09 @ $103.44)	(B+, B1)	12/15/14	6.875	183,000
350	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	304,500
650	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	554,125
650	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	573,420
					4,490,584
Health Services (7.0%)
875	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)	(B, Caa1)	11/01/15	9.875	840,000
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	357,875
350	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	344,750

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services
$725	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	$714,125
1,575	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	1,555,312
475	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	388,313
475	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	438,187
325	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	286,000
375	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	07/15/13	6.750	331,875
625	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	631,250
450	Inverness Medical Innovations, Inc., Senior Subordinated Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	436,500
400	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	362,000
225	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38) +	(CCC+, Caa1)	03/15/16	0.000	160,875
250	Service Corp International, Global Senior Unsecured Notes	(BB-, B1)	06/15/17	7.000	227,500
150	Service Corporation International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	139,875
550	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	514,250
1,575	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $104.37) ‡	(BB-, B1)	07/01/19	8.875	1,590,750
275	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00) #	(B+, B3)	06/01/15	4.635	222,750
175	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	165,813
475	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	457,187
700	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	556,500
					10,721,687
Hotels (1.1%)
425	Felcor Lodging LP, Global Senior Secured Notes #	(B, B2)	12/01/11	3.135	344,250
425	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50) ‡	(BB+, Ba1)	05/15/17	9.000	406,937
750	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	654,375
225	Starwood Hotels & Resorts Worldwide, Inc., Senior Unsecured Notes	(BB, Ba1)	10/15/14	7.875	211,723
					1,617,285
Household & Leisure Products (0.3%)
550	ALH Finance Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ 102.13)	(CCC+, Caa1)	01/15/13	8.500	484,000
lnvestments & Misc. Financial Services (0.2%)
425	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25) ‡	(CCC, Caa3)	11/15/15	10.500	295,375
Leisure (0.3%)
472	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12) ø‡	(D, Ca)	07/15/16	12.250	330,400
600	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21) ø	(D, C)	06/01/14	9.625	87,000
					417,400
Machinery (0.5%)
700	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	651,000
250	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B, Caa1)	11/15/17	8.000	193,438
					844,438
Media - Broadcast (1.0%)
475	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	369,312
515	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	177,675
775	Clear Channel Communications, Inc., Senior Unsecured Notes	(CC, Ca)	09/15/14	5.500	174,375
46	CMP Susquehanna Corp., Global Company Guranteed Notes (Callable 05/15/10 @ $104.94)	(NR, Ca)	05/15/14	9.875	13,800
550	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	485,375
420	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63) ‡	(CCC, Caa3)	06/15/15	9.250	73,500
320	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88) ‡	(CCC, Caa2)	03/15/15	9.750	188,000
80	Univision Communications, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/11 @ $106.00) ‡	(B-, B2)	07/01/14	12.000	79,000
925	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92) ø	(D, NR)	01/15/14	8.750	2,313
					1,563,350

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Cable (4.8%)
$1,165	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(B-, Caa1)	01/15/14	9.375	$1,001,900
1,250	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50) ø	(D, Ca)	10/01/15	11.000	156,250
950	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00) ø	(D, Caa2)	09/15/10	10.250	1,002,250
495	Charter Communications Holdings Capital, Senior Unsecured Notes ø	(D, C)	04/01/11	9.920	3,960
325	Charter Communications Operating Capital, Rule 144A, Secured Notes ø‡	(D, B1)	04/30/12	10.000	314,438
450	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes ‡	(BB, Ba3)	04/15/14	8.500	448,312
1,050	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes ‡	(BB, Ba3)	02/15/19	8.625	1,026,375
250	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25) ‡	(BB, Ba3)	06/15/15	8.500	246,875
425	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 03/15/10 @ $101.40)	(BB, Ba2)	03/15/13	8.375	428,187
350	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 05/15/12 @ $103.81)	(BB, Ba2)	05/15/16	7.625	342,125
125	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	119,375
725	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	670,625
600	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	574,500
475	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	429,875
525	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	514,500
25	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	01/15/13	9.500	23,938
					7,303,485
Media - Services (1.0%)
250	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B, B2)	08/15/15	6.625	212,500
450	Nielsen Finance Co., Rule 144A, Senior Notes (Callable 05/01/13 @ $105.75) ‡	(B-, Caa1)	05/01/16	11.500	439,875
750	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)	(B, B1)	04/15/14	7.375	638,438
250	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75) ‡	(BB, Ba2)	06/15/16	9.500	250,000
					1,540,813
Metals & Mining - Excluding Steel (2.3%)
175	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50) ø	(D, NR)	12/15/14	9.000	2,844
675	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00) ø	(D, NR)	12/15/16	10.000	17,719
600	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	606,684
625	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	630,574
1,089	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00) #	(D, Caa2)	05/15/15	5.413	605,512
425	Teck Resources, Ltd., Rule 144A, Senior Secured Notes ‡	(BB+, Ba3)	05/15/14	9.750	440,298
225	Teck Resources, Ltd., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.13) ‡	(BB+, Ba3)	05/15/16	10.250	235,977
850	Teck Resources, Ltd., Rule 144A, Senior Secured Notes (Callable 05/15/14 @ $105.38) ‡	(BB+, Ba3)	05/15/19	10.750	915,157
					3,454,765
Non-Food & Drug Retailers (2.0%)
525	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	375,375
825	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	334,125
300	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	253,500
500	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	330,000
400	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00) ‡	(B-, B3)	12/15/13	12.000	264,000
655	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	659,913
1,000	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(CCC+, Caa3)	10/15/15	10.375	590,000
400	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	339,000
					3,145,913
Oil Field Equipment & Services (1.2%)
525	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	479,062
350	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75) ‡	(B+, B3)	01/15/16	9.500	321,125
350	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	318,938
300	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	266,250
400	Pride International, Inc., Senior Unsecured Notes	(BBB-, Ba1)	06/15/19	8.500	397,000
					1,782,375

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Oil Refining & Marketing (0.2%)
$425	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00) #‡	(BB-, B3)	06/15/14	10.750	$388,875
Packaging (1.6%)
575	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	414,000
565	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	478,837
225	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/10 @ $101.14)	(B+, B2)	04/15/23	8.000	194,625
825	Graham Packaging Co, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	771,375
25	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/09 @ $102.13)	(CCC+, Caa1)	10/15/12	8.500	24,250
533	Pliant Corp., Global Senior Secured Notes ø	(D, NR)	06/15/09	11.625	358,412
200	Solo Cup Co., Rule 144A, Senior Secured Notes (Callable 05/01/11 @ $105.25) ‡	(NR, NR)	11/01/13	10.500	201,500
					2,442,999
Printing & Publishing (1.1%)
925	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC+, Caa2)	01/15/15	10.500	753,875
500	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/09 @ $102.63)	(B-, Caa1)	12/01/13	7.875	352,500
1,125	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00) ø	(D, NR)	11/15/16	8.000	35,156
2,000	Premier Graphics, Inc., Company Guaranteed Notes ø^	(NR, NR)	12/01/05	11.500	0
215	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88) ø‡	(D, B3)	05/15/15	11.750	99,975
1,215	The Reader's Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	60,750
525	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	381,282
					1,683,538
Railroads (0.3%)
500	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	467,500
Restaurants (0.3%)
475	Denny's Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.50)	(B-, Caa1)	10/01/12	10.000	463,125
Software/Services (1.9%)
900	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, Caa1)	09/24/15	9.875	643,500
1,075	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	998,406
700	Unisys Corp., Senior Unsecured Notes (Callable 01/15/12 @ $106.25)	(CC, Caa1)	01/15/16	12.500	413,000
950	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	793,250
					2,848,156
Steel Producers/Products (1.2%)
575	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $100.00)	(BB-, Ba3)	06/15/12	7.750	560,625
350	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(C, Ca)	02/15/14	11.250	127,750
800	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)	(B, Caa1)	11/01/15	12.000	656,000
550	Steel Dynamics, Inc., Rule 144A, Senior Unsecured Notes (Callable 04/15/12 @ $103.88) ‡	(BB+, Ba2)	04/15/16	8.250	521,125
					1,865,500
Support-Services (4.0%)
200	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/10 @ $101.00) #	(B, B3)	02/01/15	4.528	163,500
225	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	219,375
750	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50) ‡	(B, B2)	08/15/16	9.000	639,375
550	Dyncorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B2)	02/15/13	9.500	530,750
325	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(CCC+, B1)	01/01/14	8.875	300,625
400	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25)	(CCC+, B2)	01/01/16	10.500	358,000
350	Iron Mountain, Inc., Company Guaranteed Notes	(B+, B2)	04/01/13	8.625	350,875
125	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	116,875
850	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/10 @ $100.00)	(CCC+, Caa1)	05/15/13	10.670	718,250
650	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	625,625
525	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa2)	12/01/14	9.500	423,937
325	Sotheby's, Global Company Guaranteed Notes	(B, Ba3)	06/15/15	7.750	243,750
425	Ticketmaster Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/12 @ $105.38) ‡	(BB-, Ba3)	07/28/16	10.750	380,375

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Support-Services
$775	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CCC, Caa1)	09/01/16	11.875	$461,125
625	United Rentals North America, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/13 @ $105.44) ‡	(B, B2)	06/15/16	10.875	603,125
					6,135,562
Telecom - Integrated/Services (5.8%)
275	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	247,500
375	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.79)	(B-, B2)	01/15/14	8.375	348,750
225	DigitalGlobe, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $105.25) ‡	(BB, Ba3)	05/01/14	10.500	234,000
175	Frontier Communications Corp. Senior Unsecured Notes	(BB, Ba2)	05/01/14	8.250	166,250
1,200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	1,062,000
700	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	686,000
1,675	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63) ‡	(BB-, B3)	08/15/14	9.250	1,628,937
375	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44) ‡	(BB-, B3)	01/15/15	8.875	363,750
850	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00) #	(CCC, Caa1)	02/15/15	5.474	582,250
300	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC, Caa1)	03/15/13	12.250	286,500
950	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	828,875
1,300	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	1,192,750
150	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	141,750
325	Qwest Corp., Rule 144A, Senior Unsecured Notes ‡	(BBB-, Ba1)	05/01/16	8.375	315,250
225	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	218,813
675	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	649,687
					8,953,062
Telecom - Wireless (3.6%)
375	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/10 @ $101.69)	(B, B2)	06/15/13	10.125	388,594
675	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	668,250
200	Cricket Communications, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/12 @ $105.81) ‡	(B+, Ba2)	05/15/16	7.750	193,500
200	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B+, B2)	01/15/15	9.000	204,500
640	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	639,200
2,325	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	1,842,562
1,950	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	1,603,875
					5,540,481
Textiles & Apparel (0.3%)
500	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	493,750
Theaters & Entertainment (1.1%)
1,025	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, Caa1)	03/01/14	8.000	878,938
825	AMC Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/01/14 @ $104.38) ‡	(B-, B1)	06/01/19	8.750	779,625
					1,658,563
Tobacco (0.6%)
950	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00) ‡	(B+, B2)	07/15/16	10.000	904,875
TOTAL U.S. CORPORATE BONDS (Cost $162,101,975)					134,085,144
FOREIGN CORPORATE BONDS (6.8%)
Aerospace & Defense (0.3%)
500	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada) ‡	(BB+, Ba2)	05/01/14	6.300	440,000
Chemicals (0.9%)
1,125	Cognis GmbH, Rule 144A, Senior Secured Notes (Callable 08/15/09 @ $100.00) (Germany) #‡	(B-, B2)	09/15/13	2.629	855,000
1,575	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(CC, Ca)	02/15/16	8.500	496,125
					1,351,125

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Electronics (0.8%)
$775	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	$776,938
375	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $103.81) (Canada)	(B, B3)	07/01/13	7.625	367,500
94	NXP Funding LLC, Rule 144A, Senior Secured Notes (Netherlands) ‡	(B-, NR)	07/15/13	10.000	100,328
75	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	34,500
					1,279,266
Energy - Exploration & Production (0.2%)
550	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa1)	12/15/14	8.250	365,750
Forestry & Paper (0.5%)
1,450	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada) ø	(D, NR)	06/15/11	7.750	123,250
750	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B, B2)	04/01/15	7.750	583,125
					706,375
Gaming (0.2%)
400	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg) ‡	(B, B2)	06/15/15	8.250	353,468
Media - Cable (0.8%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	145,125
400	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany) ‡	(B+, B2)	02/15/15	10.125	577,892
350	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $103.25) (United Kingdom)	(B-, B2)	04/15/14	9.750	544,695
					1,267,712
Media - Diversified (0.5%)
775	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	706,219
Oil Field Equipment & Services (0.3%)
475	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	438,188
Packaging (0.1%)
175	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands) ‡	(B-, B3)	09/15/14	9.250	219,690
Pharmaceuticals (0.4%)
75	Elan Finance Corp., Global Company Guaranteed Notes (Callable 11/15/09 @ $101.94) (Ireland)	(B, B3)	11/15/11	7.750	69,750
500	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	460,000
					529,750
Telecom - Integrated/Services (0.5%)
924	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	741,510
350	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg) #‡	(CC, Caa3)	01/15/15	6.881	91,000
					832,510
Telecommunications (0.1%)
400	Nortel Networks, Ltd., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada) ø	(NR, NR)	07/15/16	10.750	140,000
Textiles & Apparel (0.0%)
150	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) ø‡	(NR, NR)	11/15/12	9.875	68,379

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Transportation - Excluding Air/Rail (1.2%)
$1,150	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	$948,750
975	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	821,437
					1,770,187
TOTAL FOREIGN CORPORATE BONDS (Cost $13,555,412)					10,468,619
BANK LOANS (0.9%)
Energy - Exploration & Production (0.3%)
575	ATP Oil & Gas	(NR, NR)	07/15/14	5.750	429,094
Gaming (0.3%)
500	CCM Merger, Inc.	(NR, NR)	07/21/12	8.500	419,220
Pharmaceuticals (0.3%)
475	Nycomed Holdings Aps	(NR, NR)	12/29/13	7.350	407,312
TOTAL BANK LOANS (Cost $1,112,563)					1,255,626
Number of Shares
COMMON STOCKS (0.1%)
Auto Components (0.0%)
1,219	Safelite Realty Corp. *^				11,520
Chemicals (0.0%)
4,893	Huntsman Corp.				24,612
Commercial Services & Supplies (0.0%)
10,652	Mail Well, Inc., Rule 144A *‡				44,738
Containers & Packaging (0.1%)
5,000	Constar International, Inc. *				75,000
Hotels, Restaurants & Leisure (0.0%)
1,500	Progressive Gaming International Corp. *				45
Media (0.0%)
7,500	Adelphia (Escrow Holding) *^				0
750,000	Adelphia Recovery Trust *^				0
					0
TOTAL COMMON STOCKS (Cost $1,344,026)					155,915
PREFERRED STOCKS (0.1%)
Diversified Financial Services (0.1%)
299	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000) ‡				128,608
Media (0.0%)
10,727	CMP Susquehanna Radio Holdings Corp. Series A *				0
TOTAL PREFERRED STOCKS (Cost $63,100)					128,608

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments (continued)

June 30, 2009 (unaudited)

Number of Shares				Value
WARRANTS (0.0%)
Diversified Financial Services (0.0%)
12,259	CNB Capital Trust I, Rule 144A, expires 03/23/19 *‡ (Cost $0)			$0
Par (000)		Maturity	Rate%
SHORT-TERM INVESTMENT (2.9%)
$4,505	State Street Bank and Trust Co. Euro Time Deposit (Cost $4,505,000)	07/01/09	0.010	4,505,000
TOTAL INVESTMENTS AT VALUE (98.4%) (Cost $182,682,076)				150,598,912
OTHER ASSETS IN EXCESS OF LIABILITIES (1.6%)				2,394,707
NET ASSETS (100.0%)				$152,993,619

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2009, these securities amounted to a value of $32,888,712 or 21.5% of net assets.

+  Step Bond - The interest rate is as of June 30, 2009 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

#  Variable rate obligations - The interest rate is the rate as of June 30, 2009.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets
Investments at value (Cost $182,682,076) (Note 2)	$150,598,912
Cash	12,608
Foreign currency at value (cost $36,413)	36,895
Dividend and interest receivable	3,624,796
Receivable for investments sold	1,593,551
Prepaid expenses	2,275
Total Assets	155,869,037
Liabilities
Advisory fee payable (Note 3)	163,170
Administrative services fee payable (Note 3)	29,141
Payable for investments purchased	2,421,153
Unrealized depreciation on forward currency contracts (Note 2)	189,836
Directors' fee payable	47,157
Other accrued expenses payable	24,961
Total Liabilities	2,875,418
Net Assets
Applicable to 49,938,727 shares outstanding	$152,993,619
Net Assets
Capital stock, $.001 par value (Note 6)	$49,939
Paid-in capital (Note 6)	378,175,157
Accumulated net investment loss	(2,828,077)
Accumulated net realized loss on investments and foreign currency transactions	(190,133,225)
Net unrealized depreciation on investments and foreign currency translations	(32,270,175)
Net Assets	$152,993,619
Net Asset Value Per Share ($152,993,619 / 49,938,727)	$3.06
Market Price Per Share	$2.86

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statement of Operations

For the Six Months Ended June 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$8,292,187
Dividends	13,956
Total investment income	8,306,143
Expenses
Investment advisory fees (Note 3)	307,334
Administrative services fees (Note 3)	73,587
Directors' fees	58,921
Audit and tax fees	20,991
Transfer agent fees	10,187
Custodian fees	4,209
Insurance expense	3,113
Commitment fees (Note 4)	2,633
Miscellaneous expense	238
Total expenses	481,213
Net investment income	7,824,930
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(12,976,438)
Net realized gain from foreign currency transactions	157,090
Net change in unrealized appreciation (depreciation) from investments	40,057,467
Net change in unrealized appreciation (depreciation) from foreign currency translations	(266,355)
Net realized and unrealized gain from investments and foreign currency related items	26,971,764
Net increase in net assets resulting from operations	$34,796,694

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
From Operations
Net investment income	$7,824,930	$17,453,289
Net realized loss from investments and foreign currency transactions	(12,819,348)	(16,351,476)
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	39,791,112	(56,776,350)
Net increase (decrease) in net assets resulting from operations	34,796,694	(55,674,537)
From Dividends
Dividends from net investment income	(7,490,809)	(21,594,194)
Net decrease in net assets resulting from dividends	(7,490,809)	(21,594,194)
From Capital Share Transactions (Note 6)
Issuance of 0 shares and 14,376 shares through the directors compensation plan (Note 3)	—	42,895
Net increase in net assets from capital share transactions	—	42,895
Net increase (decrease) in net assets	27,305,885	(77,225,836)
Net Assets
Beginning of period	125,687,734	202,913,570
End of period	$152,993,619	$125,687,734
Accumulated net investment loss	$(2,828,077)	$(3,162,198)

See Accompanying Notes to Financial Statements.

This page intentionally left blank

Credit Suisse Asset Management Income Fund, Inc.

Financial Highlights

	For the Six Months Ended 6/30/09	For the Year Ended
Per share operating performance	(unaudited)	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01[1]	12/31/00	12/31/99
Net asset value, beginning of period	$2.52	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70	$7.34	$7.77
INVESTMENT ACTIVITIES
Net investment income	0.16	0.35	0.36	0.36	0.36	0.35	0.37	0.42	0.61[2]	0.67	0.75
Net gain (loss) on investments, swap contracts, futures contracts and foreign currency related items (both realized and unrealized)	0.53	(1.46)	(0.31)	0.14	(0.28)	0.22	0.58	(0.55)	(0.85)	(1.55)	(0.46)
Total from investment activities	0.69	(1.11)	0.05	0.50	0.08	0.57	0.95	(0.13)	(0.24)	(0.88)	0.29
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.15)	(0.43)	(0.33)	(0.40)	(0.40)	(0.40)	(0.43)	(0.62)	(0.72)	(0.76)	(0.72)
Return of capital	—	—	—	—	(0.00)[3]	(0.02)	(0.02)	(0.08)	—	—	—
Total dividends and distributions	(0.15)	(0.43)	(0.33)	(0.40)	(0.40)	(0.42)	(0.45)	(0.70)	(0.72)	(0.76)	(0.72)
Net asset value, end of period	$3.06	$2.52	$4.06	$4.34	$4.24	$4.56	$4.41	$3.91	$4.74	$5.70	$7.34
Per share market value, end of period	$2.86	$2.30	$3.58	$4.38	$3.67	$4.45	$4.50	$3.88	$4.98	$5.56	$6.06
TOTAL INVESTMENT RETURN
Net asset value[4]	28.96%	(27.78)%	1.59%	12.73%	1.74%	13.55%	24.59%	(5.26)%	(6.04)%	(12.37)%	4.50%
Market value	32.06%	(25.25)%	(11.32)%	31.44%	(9.76)%	8.60%	28.11%	(10.52)%	1.15%	3.55%	(11.32)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$152,994	$125,688	$202,914	$216,318	$211,536	$227,374	$219,864	$195,089	$236,652	$197,817	$254,857
Ratio of expenses to average net assets	0.72%	0.73%	0.78%	0.74%	0.82%	0.78%	0.78%	0.79%	1.07%	0.78%	0.78%
Ratio of net investment income to average net assets	11.64%	9.96%	8.75%	8.32%	8.20%	8.08%	8.83%	9.93%	11.66%	10.10%	9.90%
Portfolio turnover rate	34.0%	32.1%	49.7%	58.0%	61.5%	57.8%	77.8%	61.1%	50.1%[5]	39.1%	43.5%

1  As required, effective January 1, 2001 the Fund has adopted provisions of AICPA Audit and Accounting Guide for Investment Companies and has begun amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was a decrease to net investment income per share by $0.004 and increase to net realized and unrealized gains and losses per share by $0.004 and a decrease to the net ratio of investment income to average net assets from 11.73% to 11.66%. Per share ratio and supplemental data for prior periods have not been restated to reflect this change.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $(0.01) per share.

4  Total investment return based on per share net asset value reflects the effects of change in net asset value on the performance of the Fund during each period, and assumes dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value, due to differences between the market price of the stock and the net asset value of the Fund.

5  Due to the realignment of the Fund's portfolio in connection with the combination with Credit Suisse Strategic Global Income Fund, Inc., the cost of purchases of $30,040,944 and proceeds from sales of $37,801,151 have been excluded from the Portfolio Turnover calculations.

Note: Current Year permanent book-tax differences, if any, are not included in the calculation of net investment income per share.

See Accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements

June 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was incorporated on February 11, 1987 and is registered as a diversified, closed-end investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The investment objective of the Fund is to seek current income through investment primarily in debt securities.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

The Fund may invest up to 10% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities") (excludes 144A securities that have been determined to be liquid under procedures established by the Board of Directors). These securities are valued pursuant to the valuation procedures noted above.

The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 — quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2009 (unaudited)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds
Aerospace & Defense	$—	$1,581,875	$—	$1,581,875
Agriculture	—	578,125	—	578,125
Auto Loans	—	2,895,923	—	2,895,923
Auto Parts & Equipment	—	3,318,602	—	3,318,602
Banks	—	4,616,212	—	4,616,212
Beverages	—	714,938	—	714,938
Brokerage	—	456,050	—	456,050
Building & Construction	—	1,975,358	—	1,975,358
Building Materials	—	2,520,125	—	2,520,125
Chemicals	—	3,461,884	—	3,461,884
Computer Hardware	—	725,531	—	725,531
Consumer Products	—	2,152,780	—	2,152,780
Diversified Capital Goods	—	4,228,904	—	4,228,904
Electric - Generation	—	9,461,752	—	9,461,752
Electronics	—	2,167,656	66,389	2,234,045
Energy - Exploration & Production	—	8,076,615	—	8,076,615
Environmental	—	947,500	—	947,500
Food & Drug Retailers	—	2,168,750	—	2,168,750
Food - Wholesale	—	656,938	—	656,938
Forestry & Paper	—	2,865,391	—	2,865,391
Gaming	—	6,940,390	—	6,940,390
Gas Distribution	—	4,490,584	—	4,490,584
Health Services	—	10,721,687	—	10,721,687
Hotels	—	1,617,285	—	1,617,285
Household & Leisure Products	—	484,000	—	484,000
Investments & Misc. Financial Services	—	295,375	—	295,375
Leisure	—	417,400	—	417,400
Machinery	—	844,438	—	844,438
Media - Broadcast	—	1,563,350	—	1,563,350
Media - Cable	—	7,303,485	—	7,303,485
Media - Services	—	1,540,813	—	1,540,813
Metals & Mining - Excluding Steel	—	3,454,765	—	3,454,765
Non-Food & Drug Retailers	—	3,145,913	—	3,145,913
Oil Field Equipment & Services	—	1,782,375	—	1,782,375
Oil Refining & Marketing	—	388,875	—	388,875
Packaging	—	2,442,999	—	2,442,999
Printing & Publishing	—	1,683,538	—	1,683,538
Railroads	—	467,500	—	467,500
Restaurants	—	463,125	—	463,125
Software/Services	—	2,848,156	—	2,848,156
Steel Producers/Products	—	1,865,500	—	1,865,500
Support-Services	—	6,135,562	—	6,135,562
Telecom - Integrated/Services	—	8,953,062	—	8,953,062
Telecom - Wireless	—	5,540,481	—	5,540,481
Textiles & Apparel	—	493,750	—	493,750

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2009 (unaudited)

	Level 1	Level 2	Level 3	Total
Theaters & Entertainment	$—	$1,658,563	$—	$1,658,563
Tobacco	—	904,875	—	904,875
Foreign Corporate Bonds
Aerospace & Defense	—	440,000	—	440,000
Chemicals	—	1,351,125	—	1,351,125
Electronics	—	1,279,266	—	1,279,266
Energy - Exploration & Production	—	365,750	—	365,750
Forestry & Paper	—	706,375	—	706,375
Gaming	—	353,468	—	353,468
Media - Cable	—	1,267,712	—	1,267,712
Media - Diversified	—	706,219	—	706,219
Oil Field Equipment & Services	—	438,188	—	438,188
Packaging	—	219,690	—	219,690
Pharmaceuticals	—	529,750	—	529,750
Telecom - Integrated/Services	—	832,510	—	832,510
Telecommunications Equipment	—	140,000	—	140,000
Textiles & Apparel	—	68,379	—	68,379
Transportation - Excluding Air/Rail	—	1,770,187	—	1,770,187
Bank Loans
Energy - Exploration & Production	—	429,094	—	429,094
Gaming	—	419,220	—	419,220
Pharmaceuticals	—	407,312	—	407,312
Common Stocks
Auto Components	—	—	11,520	11,520
Chemicals	24,612	—	—	24,612
Commercial Services & Supplies	44,738	—	—	44,738
Containers & Packaging	75,000	—	—	75,000
Hotels, Restaurants & Leisure	45	—	—	45
Media	—	—	—	—
Preferred Stocks
Diversified Financial Services	128,608	—	—	128,608
Media	—	—	—	—
Warrants
Diversified Financial Services	—	—	—	—
Short-Term Investments		4,505,000	—	4,505,000
Other Financial Instruments*
Forward Foreign Currency Contracts	(189,836)	—	—	(189,836)
	$83,167	$150,248,000	$77,909	$150,409,076

*  Other financial instruments include futures, forwards and swap contracts.

As of June 30, 2009, the amounts shown by the Fund as being Level 3 securities that were measured at fair value amounted to 0.05% of net assets.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about how and why a fund uses derivative instruments, how these affect a fund's financial position and results of operations.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2009 (unaudited)

Fair Values of Derivative Instruments as of June 30, 2009

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Forward Foreign Currency Contracts	Net Assets - Unrealized Appreciation	$0	Liabilities - Unrealized Depreciation	$189,836	*

*  Includes cumulative appreciation/depreciation of forward foreign currency contracts as reported in the Statement of Assets and Liabilities and Notes to Financial Statements.

Effect of Derivative Instruments on the Statement of Operations

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Forward Foreign Currency Contracts	$163,629
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Forward Foreign Currency Contracts	$(272,957)

The notional amount of forward foreign currency contracts at period end are reflected in the Notes to Financial Statements and the volume of these open positions relative to the net assets of the Fund is generally representative of open positions throughout the reporting period for the Fund.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is accrued as earned. The Fund amortizes premiums and accretes discounts using the effective yield method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Discount or premium on mortgage backed securities is recorded upon receipt of principal payments on the underlying mortgage pools.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2009 (unaudited)

Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the FASB issued Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) DELAYED DELIVERY COMMITMENTS — The Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in interest rates. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At June 30, 2009, the Fund had no open futures contracts.

J) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2009 (unaudited)

purposes as unrealized until the contract settlement date or an offsetting position is entered into. At June 30, 2009, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
		Open Forward Foreign Currency Contracts with Unrealized Depreciation
EUR	454,950	USD	646,379	07/16/09	$646,379	$638,141	$(8,238)
USD	2,598,092	EUR	1,945,000	07/16/09	2,598,092	2,728,181	(130,089)
USD	467,243	GBP	315,000	07/16/09	467,243	518,752	(51,509)
Total							$(189,836)

Currency Abbreviations:

EUR — Euro Currency

GBP — British Pound

USD — United States Dollar

K) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. The Fund had no securities out on loan during the six months ended June 30, 2009. Securities lending income is accrued as earned.

L) CREDIT DEFAULT SWAPS — The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. At June 30, 2009, the Fund had no outstanding credit default swap contracts.

M) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2009 (unaudited)

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at a rate per annum, computed weekly and paid quarterly as follows: 0.50% of the lower of the weekly stock price (market value) of the Fund's outstanding shares or its average weekly net assets. For the six months ended June 30, 2009, investment advisory fees earned were $307,334.

SSB serves as accounting and administrative agent to the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended June 30, 2009, administrative services fees earned by SSB (including out-of-pocket expenses) were $73,587.

The Independent Directors receive fifty percent (50%) of their annual retainer in the form of shares. Beginning in 2008, the Independent Directors can elect to receive up to 100% of their annual retainer in shares of the Fund. Directors as a group own less than 1% of the Fund's outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended June 30, 2009, Merrill was paid $18,055 for its services by the Fund.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At June 30, 2009, and during the six months ended June 30, 2009, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were $43,951,553 and $43,637,612, respectively.

Credit Suisse Asset Management Income Fund, Inc.

Notes to Financial Statements (continued)

June 30, 2009 (unaudited)

At June 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $182,682,076, $3,354,940, $(35,438,104) and $(32,083,164), respectively.

Note 6. Fund Shares

The Fund has one class of shares of common stock, par value $.001 per share; one hundred million shares are authorized. Transactions in shares of common stock were as follows:

	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Shares issued through the directors compensation plan	—	14,376
Net increase	—	14,376

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 24, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Credit Suisse Asset Management Income Fund, Inc.

Notice of Privacy and Information Practices (unaudited) (continued)

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 13, 2009.

Credit Suisse Asset Management Income Fund, Inc.

Results of Annual Meeting of Shareholders (unaudited)

On April 14, 2009, the Annual Meeting of Shareholders of the Credit Suisse Asset Management Income Fund, Inc. (the "Fund") was held and the following matter was voted upon:

(1) To re-elect one director to the Board of Directors of the Fund:

Name of Director	For	Withheld
Lawrence J. Fox	42,707,176	1,419,566

In addition to the director elected at the meeting, Enrique R. Arzac, James Cattano, Steven Rappaport and Terry Fires Bovarnick continue to serve as Directors of the Fund.

Credit Suisse Asset Management Income Fund, Inc.

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Other Funds Managed by Credit Suisse Asset Management, LLC

OPEN-END FUNDS

Credit Suisse Commodity Return Strategy Fund

Credit Suisse High Income Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Growth Fund

Credit Suisse Large Cap Value Fund

Credit Suisse Mid-Cap Core Fund

Credit Suisse Small Cap Core Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-market, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 877-870-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse Asset Management Income Fund, Inc. (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

Participation in the Plan is voluntary. In order to participate in the Plan, you must be a registered holder of at least one share of stock of the Fund. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by requesting a certificate or a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse Asset Management Income Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse Asset Management Income Fund, Inc.
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Credit Suisse Asset Management Income Fund, Inc. may from time to time purchase shares of its capital stock in the open market.

This page intentionally left blank

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

  CIK-SAR-0609

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated March 16, 2009.

Item 11. Controls and Procedures.

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)                    Not applicable.

(a)(2)                    The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)                    Not applicable.

(b)                                 The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 1, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 1, 2009